Asset Acquisitions - Divestiture of Emerald Health Therapeutics Canada, Inc. - Narrative (Details)	Dec. 28, 2022 USD ($) license $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Share Purchase Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares issued in transaction (in shares) | shares	11,776,338
Common stock, par value (in dollars per share)	$ 0
Net proceeds from the transaction | $	$ 110,759
Number of licenses transferred in divestiture | license	2